First Trust International Developed Capital Strength Portfolio Investment Objectives and Goals - First Trust International Developed Capital Strength Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust International Developed Capital Strength® Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust International Developed Capital Strength® Portfolio (the "Fund") seeks to provide capital appreciation.